Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

December 2, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Money Market Prime Series (the “Fund”), a series of Deutsche Money Funds (the “Trust”) (Reg. Nos. 002-51992, 811-02527)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 25, 2015.

Please direct any comments or questions relating to this filing to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan

Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.